Charter arrangements	12 Months Ended
Dec. 31, 2018
Charter arrangements [Abstract]
Charter arrangements
Note 4 - Charter arrangements

The below table details the Company's shipping revenues:

(Dollars in thousands)	2018	2017	2016
Time charter revenues*	$64,462	$100,310	$118,997
Voyage charter revenues**	311,480	254,742	234,646
Other shipping revenues	-	-	2,366
Shipping revenues	$375,941	$355,052	$356,010

*Revenue in accordance with IAS 17 Leases
**2018 revenue is presented in accordance with IFRS 15 Revenue from Contracts with Customers.  The comparative information has not been restated.

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The following summarizes the Company's vessel employment as of December 31, 2018:

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q4 2021
DHT Bauhinia	Spot
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Spot
DHT Condor	Spot
DHT Edelweiss	Time charter with profit sharing	Q1 2019
DHT Europe	Time charter with profit sharing	Q1 2022
DHT Falcon	Spot
DHT Hawk	Spot
DHT Jaguar	Spot
DHT Lake	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Time charter with profit sharing	Q1 2019
DHT Mustang	Spot
DHT Opal	Spot
DHT Panther	Spot
DHT Peony	Spot
DHT Puma	Spot
DHT Raven	Spot
DHT Redwood	Spot
DHT Scandinavia	Spot
DHT Stallion	Spot
DHT Sundarbans	Spot
DHT Taiga	Spot
DHT Tiger	Spot

Future charter payments:

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company's vessels on existing charters as of the reporting date are as follows:

(Dollar in thousands)
Year	Amount
2019	34,044
2020	36,837
2021	26,293
2022	154
2023	-
Thereafter	-
Net charter payments:	$97,327

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Any extension periods, unless already exercised as of December 31, 2018, are not included.  Revenues from a time charter are not received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel.  In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Contract balances:
Contract balances and related disclosures have been included in the following places in the notes to the Company's consolidated financial statements:

Note
Accounts receivable and accrued revenues	note 8,9
Capitalized voyage expense	note 2

Deferred Shipping Revenues:

Deferred shipping revenues relates to next month charter hire payment paid in advance. No deferred shipping revenues were included as of December 31, 2018 or as of December 31, 2017.

Concentration of risk:

As of December 31, 2018, five of the Company's 27 vessels were chartered to four different counterparties and 22 vessels were operated in the spot market. As of December 31, 2017, six of the Company's 26 vessels were chartered to four different counterparties and 20 vessels were operated in the spot market. As of December 31, 2016, nine of the Company's 21 vessels were chartered to five different counterparties and 12 vessels were operated in the spot market.  The Company believes that the concentration of risk is limited and can be adequately monitored.